Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of year	$ (5,206)	$ (1,701)	$ (1,701)	$ (9,846)
Provision charged to earnings		(1,087)	(3,554)	(9,132)
Amounts written off, net of recoveries and other adjustments		313	49	17,277
Balance at end of period	$ (5,206)	$ (2,475)	$ (5,206)	$ (1,701)